Asset Retirement Obligations	12 Months Ended
Feb. 03, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

15. Asset Retirement Obligations

The following is a summary of activity relating to the liability for asset retirement obligations, which the Company will incur in connection with the future removal of gasoline tanks and related infrastructure from gasoline stations and are included in other noncurrent liabilities on the consolidated balance sheet (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Balance, beginning of period	$17,018	$10,714	$11,846
Accretion expense	1,436	895	959
Liabilities incurred during the year	581	237	193
Change in estimated liability	(8,054)	—	—
Settlement of existing liabilities	(267)	—	—

Balance, end of period	$10,714	$11,846	$12,998

In 2015, the Company changed its estimate of future cash flows for the removal of the gasoline tanks and other infrastructure at the stations. The revised estimate was based on the actual costs incurred in 2015 and other recent periods to remove these assets. This change in estimate resulted in a reduction to the asset retirement obligation liability of $8.1 million, of which $7.1 million was recorded as a reduction in SG&A expenses and $1.0 million was recorded as a reduction of the related net assets recorded in property and equipment on the consolidated balance sheet.